BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2024
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2.BASIS OF PREPARATION

Unless otherwise stated, references to “LaRonde”, “Canadian Malartic”, “Meadowbank” and “Goldex” are to the Company’s operations at the LaRonde complex, the Canadian Malartic complex, the Meadowbank complex and the Goldex complex, respectively. The LaRonde complex consists of the mill and processing operations at the LaRonde mine and the LaRonde Zone 5 mine (“LZ5”). The Canadian Malartic complex consists of the mill and processing operations at the Canadian Malartic mine and the Odyssey mine. The Meadowbank complex consists of the mill and processing operations at the Meadowbank mine and the Amaruq mine. The Goldex complex consists of the mill and processing operations at the Goldex mine and the Akasaba West open pit mine (the “Akasaba West mine”). References to other operations are to the relevant mines, projects or properties, as applicable.

Statement of Compliance

The accompanying consolidated financial statements of Agnico Eagle have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company (the “Board”) on February 13, 2025.

Basis of Consolidation

These consolidated financial statements were prepared on a going concern basis under the historical cost method except for certain financial assets and liabilities which are measured at fair value. The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand, except where otherwise indicated.

These consolidated financial statements include the accounts of Agnico Eagle and its consolidated subsidiaries. All intercompany balances, transactions, income and expenses and gains or losses have been eliminated on consolidation. Subsidiaries are consolidated where Agnico Eagle has the ability to exercise control. Control of an investee exists when Agnico Eagle is exposed to variable returns from the Company’s involvement with the investee and has the ability to affect those returns through its power over the investee. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control.

2.BASIS OF PRESENTATION (Continued)

Joint Arrangements

A joint arrangement is defined as an arrangement in which two or more parties have joint control and is classified as either a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties have joint control of the arrangement and have rights to the assets and obligations for the liabilities relating to the arrangement. These consolidated financial statements include the Company’s interests in the assets, liabilities, revenues and expenses of joint operations from the date that joint control commenced. Agnico Eagle’s 50% interest in each of Canadian Malartic Corporation (“CMC”) and Canadian Malartic GP (the “Partnership”), the general partnership that held the Canadian Malartic complex located in Quebec, were accounted for as a joint operation until the remaining 50% was acquired on March 31, 2023 (Note 5).

On April 6, 2023, Agnico and Teck Resources Limited (“Teck”) entered into a joint venture shareholders agreement in respect of the San Nicolás copper-zinc development project. The agreement provides that Agnico, through a wholly-owned Mexican subsidiary, will subscribe for a 50% interest in Minas de San Nicolás, S.A.P.I. de C.V. (“MSN”) for $580.0 million, to be contributed as study and development costs are incurred by MSN, though for governance purposes, the agreement treats Agnico Eagle as a 50% shareholder of MSN regardless of the number of shares that have been issued to Agnico Eagle or its affiliates, except in certain circumstances of default. The Company accounts for its 50% interest in the joint venture as a joint operation (Note 5).